UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end:   April 30, 2004

Date of reporting period:  April 30, 2004

Item 1. Reports to Stockholders.

        Attached on the following pages is a copy of the registrant's annual report as of April 30, 2004 transmitted to stockholders.

June 17, 2004

Dear Shareholder:

Enclosed is the annual report of Tridan Corp. for the fiscal year ended April 30, 2004, the proxy statement outlining the matters to be voted upon at the July 1, 2004 shareholders' meeting and the Company's privacy policy.

For the fiscal year ended April 30, 2004, the Company's investment income - net was approximately $.46 per share and net realized capital gains were approximately $.03 per share, while $.49 per share was distributed to the shareholders. As you know, these distributions except for capital gains are exempt from Federal income tax.

At the annual meeting on June 17, 2003, the prior year's directors, all of whom are named below, were all re-elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                     Shares Voted For            Shares Withheld
                                     ----------------            ---------------

      Mark Goodman                    2,791,913.6992                  None
      Peter Goodman                   2,791,913.6992                  None
      Jay S. Negin                    2,791,913.6992                  None
      Warren F. Pelton                2,791,913.6992                  None
      Russell J. Stoever              2,791,913.6992                  None

Also at the last annual meeting, the reappointment of Leslie Sufrin & Company, P.C. as Tridan's auditors for the fiscal year ending April 30, 2004 was ratified by the shareholders as follows:

       Shares Voted For               2,791,913.6992
       Shares Voted Against                None
       Shares Abstaining                   None

The Annual Shareholders' meeting will be held on Thursday, July 1, 2004 at 10:00 A.M. at the offices of Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C., 17th Floor, 51 East 42nd Street, New York City, New York 10017. The enclosed proxy statement outlines the matters to be voted upon at this meeting, which each shareholder is invited to attend. If you cannot attend, I urge you to fill in, sign and promptly return the enclosed proxy so that, at least, your shares will be represented at the meeting.

Sincerely,

TRIDAN CORP.

Peter Goodman, President
PG:bb
Enclosures

                                  TRIDAN CORP.

                              FINANCIAL STATEMENTS

                       YEARS ENDED APRIL 30, 2004 AND 2003

                                      with

                          INDEPENDENT AUDITOR'S REPORT

                                  TRIDAN CORP.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INDEPENDENT AUDITOR'S REPORT                                                   5

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities
        April 30, 2004 and 2003                                                6

    Schedules of Investments in Municipal Obligations
        April 30, 2004 and 2003                                             7-11

    Statements of Operations
        Years Ended April 30, 2004 and 2003                                   12

    Statements of Changes in Net Assets
        Years Ended April 30, 2004, 2003 and 2002                             13

    Notes to Financial Statements                                          14-17

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp., including the schedules of investments in municipal obligations, as of April 30, 2004 and 2003, and the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period then ended and the financial highlights (Note 6) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2004 and 2003, by direct correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2004 and 2003, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

    /s/ Leslie Sufrin and Company, P.C.

New York, NY
May 20, 2004

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             April 30, 2004 and 2003

                                                            2004         2003
                                                            ----         ----
  ASSETS

Investments in municipal obligations, at
  fair value (amortized cost - $35,800,684
  and $35,936,827, respectively)                        $38,193,774  $39,369,918

Cash and cash equivalents                                   695,112      555,844

Accrued interest receivable                                 598,444      590,723

Prepaid insurance                                                --        4,868
                                                        -----------  -----------

       Total assets                                      39,487,330   40,521,353
                                                        -----------  -----------

  LIABILITIES

Accounts payable and accrued liabilities (Note 2)            74,520       83,265

Common stock redemption payable (Note 4)                     40,831           --
                                                        -----------  -----------

       Total liabilities                                    115,351       83,265
                                                        -----------  -----------

  NET ASSETS

Net assets [equivalent to $12.61 and $12.94 per share,
  respectively, based on 3,121,872.4389 shares and
  3,125,658.4792 shares of common stock
  outstanding, respectively (Note 4)]                   $39,371,979  $40,438,088
                                                        ===========  ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
               SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                             April 30, 2004 and 2003

                                                           2004                                    2003
                                            -------------------------------------  -------------------------------------
                                             Principal    Amortized      Fair       Principal    Amortized      Fair
                                              Amount        Cost         Value       Amount        Cost         Value
                                            -----------  -----------  -----------  -----------  -----------  -----------
Revenue Backed
Metropolitan Transportation Authority
   NY Service Contract Commuter Facilities
   (Escrowed to Maturity)
   5.75% due July 1, 2008                   $ 1,000,000  $   984,400  $ 1,125,380  $ 1,000,000  $   981,202   $1,164,670

Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Callable November 15, 2010 @100)
   5.75% due November 15, 2013                1,100,000    1,136,796    1,264,758    1,100,000    1,141,429    1,270,610

N.Y.C. Municipal Water Finance Authority
   NY Wtr & Swr Sys Rev
   6.0% due June 15, 2009                     2,000,000    2,121,650    2,294,540    2,000,000    2,142,272    2,355,840

N.Y.C. Transitional Finance Authority
   NY Rev Future Tax Secured
   5.0% due May 1, 2006                              --           --           --    1,250,000    1,296,075    1,368,563

N.Y.S. Dormitory Authority -
   Rev Columbia University
   5.0% due July 1, 2010                      1,000,000    1,060,848    1,096,800    1,000,000    1,069,444    1,121,850

   Revs Cons City Univ Genl Sys 2nd Ser
   5.75 due July 1, 2013                        215,000      248,091      240,525           --           --           --

   Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023                1,000,000    1,096,135    1,079,570    1,000,000    1,099,158    1,097,450

   Rev St Personal Income Tax Ed
   5.5% due March 15, 2011                    1,000,000    1,099,398    1,110,730    1,000,000    1,111,845    1,132,180

   Revs State Univ Educ Facils of New York
   7.5% due May 15, 2011                        395,000      389,542      464,236      395,000      388,977      484,207

   Revs State Univ Educ Facils of New York
   (Escrowed to Maturity)
   7.5% due May 15, 2011                        195,000      192,306      237,161      195,000      192,026      247,847

New York Environmental Facilities Corp
   Pollution Control Rev St Water NYC 02
   5.75% due June 15, 2008                       25,000       25,621       27,916       25,000       25,753       28,987

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
               SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2004 and 2003

                                                              2004                                       2003
                                              -------------------------------------      -------------------------------------
                                               Principal    Amortized      Fair           Principal    Amortized      Fair
                                                Amount        Cost         Value           Amount        Cost         Value
                                              -----------  -----------  -----------      -----------  -----------  -----------
Revenue Backed (continued)
New York Environmental Facilities Corp
   Pollution Control Rev St Water Revolv Fd
   5.2% due May 15, 2014                      $   575,000  $   641,621  $   630,815      $        --  $        --  $        --

N.Y.S. Urban Development Corp -
   Personal Inc Tax Rev St Facils & Equip
   4.5% due March 15, 2006                             --           --           --          595,000      626,097      637,697

   Purp Rev Sub Lien
   6.0% due July 1, 2005                        1,500,000    1,515,020    1,576,890        1,500,000    1,527,237    1,638,795

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                    2,000,000    2,118,029    2,193,800        2,000,000    2,125,761    2,277,920

Power Authority of the State of New York
   General Purpose Ref
   (Escrowed to Maturity)
   6.5% due January 1, 2008                     1,675,000    1,701,046    1,840,858        1,675,000    1,707,228    1,929,667

Triborough Bridge & Tunnel Authority NY -
   General Purpose Revs
   (Escrowed to Maturity)
   5.5% due January 1, 2017                     1,000,000    1,021,829    1,119,150        1,000,000    1,023,018    1,166,480

   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                     1,500,000    1,551,263    1,723,500        1,500,000    1,556,532    1,779,795
                                              -----------  -----------  -----------      -----------  -----------  -----------
                                               16,180,000   16,903,595   18,026,629       17,235,000   18,014,054   19,702,558
                                              -----------  -----------  -----------      -----------  -----------  -----------
                                                                               45.8%(*)                                   48.7%
Insured
City of Buffalo New York Sewer Auth
   Rev Sewer System Impt
   5.0% due July 1, 2011                        1,110,000    1,200,050    1,210,211               --           --           --

   Clarkstown Central School District
   NY Unlimited Tax
   5.25% due April 15, 2015                       400,000      440,735      436,408               --           --           --

   Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Par Call October 15, 2009 @100)
   5.5% due October 15, 2011                    1,480,000    1,504,369    1,632,840        1,480,000    1,506,985    1,666,702

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
               SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                  (Continued)
                            April 30, 2004 and 2003

                                                            2004                                   2003
                                            -------------------------------------  -------------------------------------
                                             Principal    Amortized      Fair       Principal    Amortized      Fair
                                              Amount        Cost         Value       Amount        Cost         Value
                                            -----------  -----------  -----------  -----------  -----------  -----------
Insured (continued)
Commonwealth of Puerto Rico
   General Obligation
   5.5% due July 1, 2006                    $   600,000  $   611,244  $   644,598  $   600,000  $   616,085  $   670,140

Commonwealth of Puerto Rico Highway
   Transporation Auth Rev Ref
   6.25% due July 1, 2016                       285,000      344,752      338,600           --           --           --

Mt. Sinai, N.Y. Union Free School District
   6.2% due February 15, 2011                 1,070,000    1,067,024    1,240,173    1,070,000    1,066,681    1,271,042

N.Y.C. General Purpose
   Unlimited Tax Series
   6.75% due February 1, 2009                 1,000,000    1,081,944    1,162,240    1,000,000    1,096,973    1,189,230

N.Y.S. Dormitory Authority Revs
   City University Sys Cons
   6.25% due July 1, 2005                            --           --           --      500,000      512,613      551,190

N.Y.S. Dormitory Authority Revs
   Pace University
   6.5% due July 1, 2009                      1,000,000    1,069,818    1,162,140    1,000,000    1,081,432    1,207,210

N.Y.S. Urban Development Corp -
   Corp Rev Ref Correction Facility
   (Pre-Refunded to January 1, 2009 @101)
   6.0% due January 1, 2012                   1,000,000    1,024,008    1,143,740    1,000,000    1,026,571    1,143,600

   Corp Rev Ref Correction Facility
   5.5% due January 1, 2008                   1,055,000    1,071,709    1,156,744    1,055,000    1,075,768    1,194,904

Puerto Rico Commonwealth Highway
   and Transportation Auth Hwy Rev Ref
   (Mandatory Put July 1, 2010 @100)
   5% due July 1, 2035                        1,000,000    1,089,731    1,088,640    1,000,000    1,091,043    1,103,590

Puerto Rico Commonwealth Highway
   and Transportation Auth Transn Rev
   5.25% due July 1, 2015                       500,000      569,899      561,990           --           --           --

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2004 and 2003

                                                            2004                                        2003
                                            -------------------------------------      -------------------------------------
                                             Principal    Amortized      Fair           Principal    Amortized      Fair
                                              Amount        Cost         Value           Amount        Cost         Value
                                            -----------  -----------  -----------      -----------  -----------  -----------
Insured (continued)
Suffolk County Judicial Facilities Agency
   NY Service Agreement
   Rev John P Cohalan Complex
   (Callable October 15, 2009 @101)
   5.75% due October 15, 2011               $ 1,340,000  $ 1,364,190  $ 1,501,925      $ 1,340,000  $ 1,365,846  $ 1,529,114

Suffolk County Water Authority
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                      1,510,000    1,618,238    1,715,934        1,260,000    1,342,910    1,482,881
                                            -----------  -----------  -----------      -----------  -----------  -----------
                                             13,350,000   14,057,711   14,996,183       11,305,000   11,782,907   13,009,603
                                            -----------  -----------  -----------      -----------  -----------  -----------
                                                                             38.1%(*)                                   32.2%
General Obligations
N.Y.S. Ref Unlimited Tax
   6.5% due July 15, 2005                     1,700,000    1,730,438    1,799,994        1,700,000    1,754,425    1,878,874

Monroe County NY Ref Pub
   Impts Unlimited Tax
   6.0% due March 1, 2012                       445,000      514,043      511,100               --           --           --
                                            -----------  -----------  -----------      -----------  -----------  -----------
                                              2,145,000    2,244,481    2,311,094        1,700,000    1,754,425    1,878,874
                                            -----------  -----------  -----------      -----------  -----------  -----------
                                                                              5.9%(*)                                   4.6%
Private Placement
Massachusetts Industrial Finance Agency
   Bonds Series 2000 (Allen Chase
   Foundation Project) adjusted fixed
   rate (2.78%) due November 1, 2010                 --           --           --          357,143      357,143      358,922
                                            -----------  -----------  -----------      -----------  -----------  -----------
                                                     --           --           --          357,143      357,143      358,922
                                            -----------  -----------  -----------      -----------  -----------  -----------
                                                                              0.0%(*)                                    0.9%
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax -
   (Pre-Refunded to June 1, 2008 @101)
   6.0% due June 1, 2010                        890,000      894,444    1,016,060          890,000      895,036    1,051,891

   (Callable June 1, 2008 @101)
   6.0% due June 1, 2010                         10,000       10,050       11,111           10,000       10,057       11,389

City of New York NY Ref Unlimited Tax
   6.0% due May 15, 2030                        150,000      178,794      174,635               --           --           --

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                    1,310,000    1,342,514    1,472,584        1,310,000    1,349,452    1,523,975

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
               SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2004 and 2003

                                                          2004                                         2003
                                        ----------------------------------------      ----------------------------------------
                                         Principal     Amortized        Fair           Principal     Amortized        Fair
                                           Amount         Cost         Value             Amount         Cost         Value
                                        ------------  ------------  ------------      ------------  ------------  ------------
U.S. Government Backed (continued)
New York Environmental Facilities Corp
   Pollution Control Rev St Wtr NYC 02
   (Escrowed to Maturity)
   5.75% due June 15, 2008              $    165,000  $    169,095  $    185,478      $    165,000  $    169,969  $    191,951

N.Y.S. Medical Care Facility Finance
   Agency - Rev NY Hospital Mortgage
   6.8% due August 15, 2024                       --            --            --         1,000,000     1,100,475     1,116,810
                                        ------------  ------------  ------------      ------------  ------------  ------------
                                           2,525,000     2,594,897     2,859,868         3,375,000     3,524,989     3,896,016
                                        ------------  ------------  ------------      ------------  ------------  ------------
                                                                             7.3%(*)                                       9.6%
Short-term
N.Y.S. Thruway Authority Highway
   and Bridge Trust Fund
   6.4% due April 1, 2004                         --            --            --           500,000       503,309       523,945
                                        ------------  ------------  ------------      ------------  ------------  ------------
                                                  --            --            --           500,000       503,309       523,945
                                        ------------  ------------  ------------      ------------  ------------  ------------
                                                                             0.0%(*)                                       1.3%

                                        $ 34,200,000  $ 35,800,684  $ 38,193,774      $ 34,472,143  $ 35,936,827  $ 39,369,918
                                        ============  ============  ============      ============  ============  ============
                                                                            97.0%(*)                                      97.4%

(*)   Represents percentage of net assets.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                       Years Ended April 30, 2004 and 2003

                                                          2004          2003
                                                          ----          ----
Investment income:

  Interest                                            $ 1,994,877   $ 1,970,045

  Amortization of bond premium and discount - net        (205,570)     (198,856)
                                                      -----------   -----------

      Total investment income                           1,789,307     1,771,189
                                                      -----------   -----------

Expenses:

  Investment advisory fee (Note 2)                        110,670       110,841

  Professional fees (Note 2)                               92,195        90,817

  Directors' fees                                          49,500        54,000

  Administrative and accounting fees                       68,380        67,100

  State and local income taxes, insurance and
    administrative expenses (Note 1)                       13,183        11,672
                                                      -----------   -----------

      Total expenses                                      333,928       334,430
                                                      -----------   -----------

Investment income - net                                 1,455,379     1,436,759
                                                      -----------   -----------

Realized and unrealized gain on investments:
  Net realized gain on investments                         97,761        19,263

  Change in unrealized appreciation (depreciation)
    of investments for the year                        (1,040,001)    1,214,326
                                                      -----------   -----------

  Net gain (loss) on investments                         (942,240)    1,233,589
                                                      -----------   -----------

Net increase in net assets resulting from operations  $   513,139   $ 2,670,348
                                                      ===========   ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    Years Ended April 30, 2004, 2003 and 2002

                                                    2004           2003           2002
                                                    ----           ----           ----
Increase (decrease) in net assets resulting
   from operations:
     Investment income - net                    $ 1,455,379    $ 1,436,759    $ 1,486,157

     Net realized gain on investments                97,761         19,263         60,341

     Change in unrealized
       appreciation (depreciation)               (1,040,001)     1,214,326        613,845
                                                -----------    -----------    -----------

         Net increase in net assets resulting
           from operations                          513,139      2,670,348      2,160,343

Distributions to shareholders from:
   Investment income - net                       (1,437,093)    (1,428,295)    (1,498,387)

   Capital gains - net                              (94,383)       (41,373)       (67,147)

Redemptions of shares, 3,786.0403 shares,
   2,689.7041 shares, and
   2,695.3647 shares, respectively                  (47,772)       (34,351)       (33,715)
                                                -----------    -----------    -----------

Total increase (decrease)                        (1,066,109)     1,166,329        561,094

Net assets:

   Beginning of year                             40,438,088     39,271,759     38,710,665
                                                -----------    -----------    -----------

   End of year (a) (b)                          $39,371,979    $40,438,088    $39,271,759
                                                ===========    ===========    ===========

(a) For the years ending April 30, 2004, 2003 and 2002 includes over distributed investment income of $9,383, $27,669 and $36,133, respectively.

(b) For the years ending April 30, 2004, 2003 and 2002 includes undistributed capital gains of $9,028, $5,650 and $27,760, respectively.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 1 - Significant accounting policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are displayed at fair value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

Amortization of bond premium or discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

Interest income from municipal investments are exempt from Federal and state income taxes.

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents. Cash and cash equivalents, at April 30, 2004 and 2003, were as follows:

                                                                 April 30,
                                                           ---------------------
                                                             2004         2003
                                                             ----         ----

     Cash - demand deposits                                $608,112     $187,844
     Cash equivalents - demand bonds and notes               87,000      368,000
                                                           --------     --------
                                                           $695,112     $555,844
                                                           ========     ========

The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 1 - Significant accounting policies (continued)

Use of estimate

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of credit risk

The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment adviser periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

Note 2 - Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following at:

                                                                  April 30,
                                                             -------------------
                                                              2004        2003
                                                              ----        ----

Accrued investment advisory fees (a)                         $27,500     $28,000
Accrued audit fees (b)                                        24,955      27,600
Accrued legal fees (c)                                        19,965      19,711
Accrued accounting fees and other                              2,100       7,954
                                                             -------     -------
                                                             $74,520     $83,265
                                                             =======     =======

(a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment adviser and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b) For the years ending April 30, 2004 and 2003, the Company incurred audit fees of approximately $30,000 and $34,000, respectively.

(c) For the years ending April 30, 2004 and 2003, the Company incurred legal fees of approximately $62,000 and $59,000, respectively, which include professional fees paid to the law firm of which an officer of the Company is a member.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 3 - Investment transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $4,447,000 and $4,484,000 for the year ended April 30, 2004 and $3,938,000 and $1,637,000, respectively, for the year ended April 30, 2003.

The U.S. Federal income tax basis of the Company's investments, at April 30, 2004 and 2003, was approximately $35,801,000 and $35,937,000, respectively, and net unrealized appreciation, at April 30, 2004 and 2003, for U.S. Federal income tax purposes was approximately $2,393,000 and $3,433,000, respectively (gross unrealized appreciation of approximately $2,455,000 and $3,435,000, respectively; gross unrealized depreciation of approximately of $62,000 and $2,000, respectively).

Note 4 - Common stock, share redemption plan and net asset values

At April 30, 2004 and 2003, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2004 and 2003, $901,052 (77,227.5611 shares) and $853,280
(73,441.5208 shares), respectively, had been redeemed under this plan and are held in treasury.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset value per share and the shares outstanding were as follows:

                                                                April 30,
                                                         -----------------------
                                                          2004             2003
                                                          ----             ----
Net asset value:
    - at fair value of the underlying investments        $12.61           $12.94
    - at amortized cost                                  $11.85           $11.84

Shares outstanding at:
    April 30, 2004                                                3,121,872.4389
    April 30, 2003                                                3,125,658.4792

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2004 and 2003

Note 5 - Distributions

During the years ended April 30, 2004 and 2003, distributions of $1,531,476 ($.49 per share) and $1,469,668 ($.47 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $94,383 in 2004 and $41,373 in 2003, were exempt from Federal income taxes.

Note 6 - Financial highlights

Selected per share data and ratios.

                                                        For the Fiscal Years Ended April 30,
                                                ------------------------------------------------------
                                                 2004        2003        2002        2001        2000
                                                 ----        ----        ----        ----        ----
Per share data:
(For a share of capital stock outstanding
throughout the period):
  Investment income                             $  .57      $  .58      $  .57      $  .62      $  .62
  Expenses                                        (.11)       (.11)       (.10)       (.09)       (.10)
                                                ------      ------      ------      ------      ------
  Investment income - net                          .46         .47         .47         .53         .52
  Net realized and unrealized gain
    (loss) on investments                         (.30)        .39         .22         .54        (.59)
  Distributions:
    Investment income - net                       (.46)       (.46)       (.48)       (.53)       (.54)
    Capital gains - net                           (.03)       (.01)       (.02)       (.03)       (.06)
                                                ------      ------      ------      ------      ------

  Net increase (decrease) in net asset value      (.33)        .39         .19         .51        (.67)

  Net asset value:
    Beginning of year                            12.94       12.55       12.36       11.85       12.52
                                                ------      ------      ------      ------      ------
    End of year                                 $12.61      $12.94      $12.55      $12.36      $11.85
                                                ======      ======      ======      ======      ======

Ratios:
  Expenses to average net assets                   .84%        .84%        .80%        .76%        .81%

  Investment income - net
    to average net assets                         3.65%       3.60%       3.81%       4.36%       4.28%

Average (simple) number of shares
    outstanding (in thousands)                   3,124       3,127       3,130       3,132       3,135

                                  Tridan Corp.
                                       and
                  Tridan Corp. Employees Stock Ownership Trust

                                 Privacy Policy

      The directors and management of Tridan Corp. and Tridan Corp. Employees Stock Ownership Trust ("ESOT") respect the privacy of nonpublic personal information that we collect from our shareholders and ESOT participants. This notice provides information regarding our policies and practices surrounding the collection and handling of nonpublic personal information. The words "we" and "us" refer to Tridan Corp. and the ESOT. The words "you" and "your" refer to our shareholders and ESOT participants, present and past.

Types of Information We Collect

      During the course of our relationship, you sometimes share with us nonpublic personal information, such as your address, social security number, age, and number of shares owned by you. We collect this information from applications, verbal communications, and correspondence with you. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to handle your account properly and provide you with the services you expect to receive.

Use and Disclosure of Personal Financial Information

      We may use your nonpublic personal information in order to provide you with distributions, custodial, accounting, administrative and other shareholder services.

      We do not disclose any nonpublic personal information about you to anyone, except as permitted by law.

      We are permitted under law to disclose nonpublic personal information about you to third parties in certain circumstances. For example, we may disclose your nonpublic personal information to third parties that assist us in providing services to you.

      On occasion, we may be required to provide information about you and your accounts and transactions to governmental agencies, in order to fulfill legal and regulatory requirements. We will comply with these laws, to the extent we are required to do so.

Safeguarding Your Personal Financial Information

      We restrict access to your nonpublic personal information to those who have a need to know that information in order to provide services to you. We maintain physical, electronic, and/or procedural safeguards that meet the standards of applicable laws and regulations.

Item 2. Code of Ethics

        The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is filed herewith as an exhibit to this report.

Item 3. Audit Committee Financial Expert

        The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4. Principal Accountant Fees and Services

        Incorporated by reference from the registrant's proxy statement dated June 17, 2004, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5. Audit Committee of Listed Registrants.

        Not applicable, because the registrant is not a listed issuer.

Item 6. Schedule of Investments.

        A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2004 is included as part of its report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 9.  Submission of Matters to a Vote of Security Holders.

         The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures

         (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

         (b) Reportage on the registrant's internal control over financial reporting is not required until the report applicable to the registrant's fiscal year ending April 30, 2005.

Item 11. Exhibits

         (a)  The following exhibits are filed herewith:

              (1)   The registrant's code of ethics described in Item 2 hereof.

              (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Tridan Corp.


By (Signature and Title) /S/ Peter Goodman
                         -----------------
                         Peter Goodman, President and Chief Executive Officer

Date: June 10, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                         -----------------
                         Peter Goodman, President and Chief Executive Officer

Date: June 10, 2004


By (Signature and Title) /S/ Warren F. Pelton
                         --------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: June 10, 2004